UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 96.4%
Argentina 0.0%
Nortel Inversora SA "A" (ADR) 144A (Preferred) (Cost $169,240)	25,981	128,866
Brazil 65.7%
AES Tiete SA (Preferred)	312,800	4,881,039
All America Latina Logistica SA	367,200	2,651,862
Amil Participacoes SA	85,000	970,113
B2W Companhia Global do Varejo	78,460	732,061
Banco Bradesco SA (ADR) (Preferred) (a)	1,535,000	29,518,050
Banco do Brasil SA	568,700	9,640,599
Banco Santander Brasil SA (Units)	610,000	5,730,857
BM&F BOVESPA SA	1,510,000	8,831,093
BR Malls Participacoes SA	400,000	4,658,091
Bradespar SA (Preferred)	225,000	5,791,663
Braskem SA "A" (Preferred)	52	617
BRF-Brasil Foods SA	518,400	9,860,915
Centrais Eletricas Brasileiras SA "B" (Preferred)	210,000	3,188,896
CETIP SA	145,000	2,477,674
Cia. Hering	284,048	6,088,117
Cielo SA	180,000	5,002,418
Companhia Brasileira de Distribuicao Grupo Pao de Acucar “A” (Preferred)	84,900	3,637,750
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	700,000	21,014,000
Companhia de Concessoes Rodoviarias	212,000	6,382,487
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	310,000	5,983,000
Companhia Siderurgica Nacional SA (ADR) (a)	510,000	5,416,200
Cosan SA Industria e Comercio	110,000	1,688,107
Diagnosticos da America SA	200,000	2,482,510
Duratex SA	190,000	1,415,031
Ecorodovias Infraestrutura e Logistica SA	200,000	1,682,948
Embraer SA	500,000	3,614,147
Fibria Celulose SA	120,000	1,436,889
Gafisa SA	700,000	3,385,240
Gol Linhas Aereas Inteligentes SA (Preferred)	100,000	773,769
HRT Participacoes em Petroleo SA*	4,000	3,729,568
Itau Unibanco Holding SA (ADR) (Preferred) (a)	1,790,000	36,462,300
Itausa - Investimentos Itau SA (Preferred)	1,830,700	12,300,283
Localiza Rent a Car SA	120,000	1,945,256
Lojas Americanas SA (Preferred)	465,000	4,242,673
Lojas Renner SA	100,000	3,594,158
Metalurgica Gerdau SA (Preferred)	220,000	2,516,555
MRV Engenharia e Participacoes SA	265,000	1,965,051
Natura Cosmeticos SA	131,700	2,993,471
OdontoPrev SA	105,000	1,797,563
OGX Petroleo e Gas Participacoes SA*	650,000	5,415,095
PDG Realty SA Empreendimentos e Participacoes	2,130,800	11,266,441
Petroleo Brasileiro SA	605,100	10,164,010
Petroleo Brasileiro SA (ADR)	620,000	21,061,400
Petroleo Brasileiro SA (ADR) (Preferred) (a)	1,250,000	38,412,500
Petroleo Brasileiro SA (Preferred)	2,200,000	33,336,557
Porto Seguro SA	135,000	1,888,964
Redecard SA	300,000	5,164,910
Souza Cruz SA	275,000	3,280,459
Suzano Papel e Celulose SA (Preferred)	147,000	976,303
Tam SA (Preferred)	50,000	960,763
Telesp - Telecomunicacoes de Sao Paulo SA (ADR) (Preferred)	193,750	6,145,750
Ultrapar Participacoes SA (Preferred)	260,000	4,643,905
Vale SA	400,000	12,942,580
Vale SA "A" (Preferred)	420,000	12,352,065
Vale SA (ADR) (a)	536,355	17,399,356
Vale SA (ADR) (Preferred) (a)	1,281,311	37,824,301

(Cost $282,789,908)		453,718,380
Chile 6.4%
Cencosud SA	800,000	5,279,126
Colbun SA	7,000,000	1,865,137
Empresa Nacional de Electricidad SA (ADR) (a)	120,800	6,480,920
Empresas CMPC SA	55,000	2,643,486
Empresas Copec SA	509,300	9,044,945
Enersis SA (ADR)	318,400	6,937,936
Lan Airlines SA (ADR) (a)	135,000	3,534,300
S.A.C.I. Falabella	275,000	2,656,830
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	90,000	5,832,787

(Cost $37,241,097)		44,275,467
Colombia 2.1%
Bancolombia SA (ADR) (a)	111,900	7,418,970
Ecopetrol SA (ADR) (a)	170,000	7,182,500

(Cost $11,661,840)		14,601,470
Mexico 19.6%
Alfa SAB "A"	300,000	4,396,241
America Movil SAB de CV "L"	2,904,100	3,746,013
America Movil SAB de CV "L" (ADR) (a)	1,480,000	38,184,000
Cemex SAB de CV (Units)	2,320,000	1,640,582
Coca-Cola Femsa SAB de CV "L"	180,000	1,737,538
Fomento Economico Mexicano SAB de CV (Units)	1,775,000	12,854,319
Fomento Economico Mexicano SAB de CV (ADR) (Units)	80,000	5,789,600
Genomma Lab Internacional SAB de CV "B"*	2,000,000	4,580,270
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	35,000	1,432,900
Grupo Bimbo SAB de CV "A"	1,200,000	2,884,139
Grupo Elektra SA de CV	45,000	3,258,841
Grupo Financiero Banorte SAB de CV "O"	1,420,000	6,218,466
Grupo Financiero Inbursa SAB de CV "O"	500,000	2,351,478
Grupo Mexico SAB de CV "B"	2,830,000	10,440,135
Grupo Modelo SAB de CV "C"	560,000	3,457,149
Grupo Televisa SA (ADR) (a)	410,000	9,097,900
Industrias Penoles SAB de CV	90,000	3,879,171
Mexichem SAB de CV	650,000	2,821,560
Minera Frisco SAB de CV "A1"*	485,000	2,437,128
OHL Mexico SAB de CV*	714	1,539
Wal-Mart de Mexico SAB de CV "V"	5,200,000	14,358,668

(Cost $64,294,355)		135,567,637
Peru 1.8%
Compania de Minas Buenaventura SA (ADR)	154,000	6,304,760
Credicorp Ltd.	60,300	5,891,310

(Cost $3,713,233)		12,196,070
United States 0.8%
Southern Copper Corp. (a) (b) (Cost $3,726,708)	159,600	5,451,936

Total Common Stocks (Cost $403,596,381)		665,939,826
	Units	Value ($)

Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $984,226)	930	371,327
	Shares	Value ($)

Securities Lending Collateral 26.0%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $179,950,854)	179,950,854	179,950,854
Cash Equivalents 1.8%
Central Cash Management Fund, 0.12% (d) (Cost $12,707,891)	12,707,891	12,707,891

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $597,239,352) †	124.3	858,969,898
Other Assets and Liabilities, Net	(24.3)	(167,847,593)

Net Assets	100.0	691,122,305

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $618,309,260.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $240,660,638.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $280,138,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,477,712.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $175,312,416 which is 25.4% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	984,226	371,327	0.05

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At July 31, 2011 the DWS Latin America Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Equity Securities & Other Investments
Materials	139,523,105	21.0%
Financials	133,388,135	20.0%
Energy	123,945,535	18.6%
Consumer Staples	88,835,241	13.3%
Telecommunication Services	48,204,629	7.2%
Consumer Discretionary	46,287,312	7.0%
Industrials	36,792,484	5.5%
Utilities	29,336,928	4.4%
Information Technology	10,167,328	1.5%
Health Care	9,830,456	1.5%
Total	666,311,153	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Argentina	$—	$—	$128,866	$128,866
Brazil	453,718,380	—	—	453,718,380
Chile	44,275,467	—	—	44,275,467
Colombia	14,601,470	—	—	14,601,470
Mexico	135,567,637	—	—	135,567,637
Peru	12,196,070	—	—	12,196,070
United States	5,451,936	—	—	5,451,936
Other Investments	—	—	371,327	371,327
Short-Term Investments(f)	192,658,745	—	—	192,658,745
Total	$858,469,705	$—	$500,193	$858,969,898

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(f) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Equity Securities	Other Investments	Total
Balance as of October 31, 2010	$0	$339,948	$339,948
Realized gains (loss)	26,178	—	26,178
Change in unrealized appreciation (depreciation)	178,906	31,379	210,285
Amortization premium/ discount	—	—	—
Net purchases (sales)	(76,218)	—	(76,218)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of July 31, 2011	$128,866	$371,327	$500,193
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$128,866	$31,379	$160,245

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011